Segment Reporting - Schedule of Net Sales and Property and Equipment (Details) - USD ($)	3 Months Ended		12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Jan. 31, 2025	Jan. 31, 2024
Schedule of Net Sales and Property and Equipment [Line Items]
Net sales	$ 667,432	$ 408,532	$ 2,139,537	$ 2,085,314
Property and equipment, net of accumulated depreciation	658,073		695,063	774,924
Total assets	6,152,181		7,469,655	7,517,154
Corporate [Member]
Schedule of Net Sales and Property and Equipment [Line Items]
Total assets	2,869,688		4,205,577	339,552
Pocono Pharmaceuticals [Member]
Schedule of Net Sales and Property and Equipment [Line Items]
Net sales			2,139,537	1,920,280
Total assets	1,427,893		1,404,285	5,079,293
4P Therapeutics [Member]
Schedule of Net Sales and Property and Equipment [Line Items]
Net sales				165,034
Total assets	1,854,600		1,859,793	2,098,309
United States [Member]
Schedule of Net Sales and Property and Equipment [Line Items]
Net sales	667,432	408,532	2,139,537	2,085,314
Property and equipment, net of accumulated depreciation	658,073		695,063	774,924
Outside the United States [Member]
Schedule of Net Sales and Property and Equipment [Line Items]
Net sales
Property and equipment, net of accumulated depreciation